Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles

8. GOODWILL AND OTHER INTANGIBLES

Cost and accumulated amortization (as applicable) of Other intangible assets consisted of the following:

	December 31, 2016	January 2, 2016
Amortizable intangibles:
Cost:
Formulas (weighted average life – 10 years)	$10,307	$10,307
Trade name and trademarks (weighted average life – 13 and 12 years, respectively)	119,002	106,092
Non-compete (weighted average life – 4 years)	3,419	2,309
Customer relationships (weighted average life – 14 years)	288,292	270,610

	421,020	389,318

Accumulated amortization
Formulas	$(7,760)	$(6,784)
Trade name and trademarks	(44,682)	(36,263)
Non-compete	(1,759)	(1,220)
Customer relationships	(154,376)	(133,035)

	(208,577)	(177,302)

Net book value
Formulas	2,547	3,523
Trade name and trademarks	74,320	69,829
Non-compete	1,660	1,089
Customer relationships	133,916	137,575

	212,443	212,016

Indefinite-lived intangibles:
Trade name and trademarks	27,175	27,175
Water and sewer usage permits	2,919	2,919

	$242,537	$242,110

Amortization expense related to other intangibles was $31,275, $31,708 and $29,823 for Fiscal 2016, Fiscal 2015 and Fiscal 2014, respectively.

At December 31, 2016, expected future amortization expense for other intangibles was as follows:

Fiscal Year	Amortization Expense
2017	$30,217
2018	28,441
2019	25,173
2020	23,595
2021	18,833
Thereafter	86,184

$212,443

The carrying amounts of goodwill by segment are as follows:

	Foodservice	Retail	Convenience	Total
Balance at December 28, 2013 and January 3, 2015	$187,136	$46,236	$41,890	$275,262
Fiscal 2015 acquisitions	1,272	11,462	11,712	24,446

Balance at January 2, 2016	188,408	57,698	53,602	299,708
Fiscal 2016 acquisitions	28,847	333	1,505	30,685

Balance at December 31, 2016	$217,255	$58,031	$55,107	$330,393

There were no accumulated goodwill impairment losses at December 31, 2016, January 2, 2016 and January 3, 2015.